Segments (Details) - Schedule of Net Revenue from External Customers through its Retail Drugstores by Main Products - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Retail drugstores [Member] | Prescription Drugs [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	$ 25,269,177	$ 27,212,994	$ 28,503,283
Retail drugstores [Member] | OTC Drugs [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	31,542,597	32,358,339	35,658,864
Retail drugstores [Member] | Nutritional Supplements [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	9,890,985	8,737,519	9,664,071
Retail drugstores [Member] | TCM [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	3,405,979	9,719,653	5,353,900
Retail drugstores [Member] | Sundry Products [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	1,129,647	1,082,168	1,544,639
Retail drugstores [Member] | Medical Devices [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	4,440,085	4,241,095	3,503,735
Retail drugstores [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	75,678,470	83,351,768	84,228,492
Online Pharmacy [Member] | Prescription Drugs [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	9,151,412	10,606,244	10,331,652
Online Pharmacy [Member] | OTC Drugs [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	12,969,313	13,870,953	11,473,177
Online Pharmacy [Member] | Nutritional Supplements [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	4,284,556	2,740,253	2,014,011
Online Pharmacy [Member] | TCM [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	571,769	434,920	315,231
Online Pharmacy [Member] | Sundry Products [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	1,448,537	1,129,701	2,271,009
Online Pharmacy [Member] | Medical Devices [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	3,432,296	3,603,018	3,814,284
Online Pharmacy [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	31,857,883	32,385,089	30,219,364
Wholesale [Member] | Prescription Drugs [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	30,784,949	21,617,636	41,116,991
Wholesale [Member] | OTC Drugs [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	11,323,730	10,289,987	7,903,824
Wholesale [Member] | Nutritional Supplements [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	741,883	310,909	424,210
Wholesale [Member] | TCM [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	388,396	458,502	241,828
Wholesale [Member] | Sundry Products [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	692,101	64,422	93,338
Wholesale [Member] | Medical Devices [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	3,073,665	333,663	164,508
Wholesale [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net revenue from external customers	$ 47,004,724	$ 33,075,119	$ 49,944,699